NOTES RECEIVABLE (Details Narrative) - CAD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Upon execution [member]
IfrsStatementLineItems [Line Items]
Payment from notes receivable		$ 450,000
Note Two [member]
IfrsStatementLineItems [Line Items]
Interest Rate	[1]	5.00%
Maturity Date	[1]	Sep. 22, 2024
Note Three [member]
IfrsStatementLineItems [Line Items]
Interest Rate		8.00%
Maturity Date		Apr. 26, 2022
Loans written down

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.